UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2011

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):       [   ] is a restatement.

                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     KERN Partners Ltd.

Address:  Centennial Place East, 3110-520 3rd Avenue SW
          Calgary, Alberta, Canada T2P 0R3

Form 13F File Number: 28-14215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that, subject to the information contained in footnote (A) below,
(1) all information contained herein is true, correct and complete, and (2) that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    D. Jeff van Steenbergen
Title:   Director
Phone:   (403) 517-1500

Signature, Place, and Date of Signing:

/s/ D. Jeff van Steenbergen, Director
[Signature]

Calgary, Alberta, Canada
[City, State]

May 6, 2011
[Date]

Report Type (Check only one.):

[  ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number           Name

        28-14216                       KERN Cobalt Co-Invest Partners AP LP